DERIVATIVE INSTRUMENTS	6 Months Ended
Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 7:	DERIVATIVE INSTRUMENTS

The Company enters into foreign currency forward and option contracts with financial institutions to protect against the exposure to changes in exchange rates of several foreign currencies that are associated with forecasted cash flows and existing assets and liabilities. The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

The fair value of derivative contracts in the consolidated balance sheets at June 30, 2025 and December 31, 2024 were as follows:

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	June 30, 2025
	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	2,350	-

Total derivatives	2,350	-

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2024
	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	508	(76)

Total derivatives	508	(76)

The notional amounts of outstanding derivative contracts in U.S. dollars at June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024
	$ thousands	$ thousands
Derivatives designated as hedging instruments
Currency forward contracts	26,174	21,248

Total derivatives	26,174	21,248

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is up to 12 months.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains or losses from contracts that were not designated as hedging instruments are recognized in "financial and other expenses, net".

The effect of total income (loss) from derivative contracts designated as cash flow hedges in the consolidated statements of operations for the six months ended June 30, 2025, and 2024 was as follows:

	Six months ended June 30
	2025	2024
	$ thousands	$ thousands
Cost of revenues	115	(32)
Research and development, net	347	(62)
Sales and marketing	109	(17)
General and administrative	162	(28)

Total	733	(139)